RELATED PARTY TRANSACTIONS (Details)				1 Months Ended
	Feb. 04, 2022 USD ($)	Nov. 13, 2019 USD ($)	Nov. 04, 2019 USD ($) shares	Aug. 31, 2019 USD ($) day $ / shares shares	Dec. 31, 2021 USD ($) shares	Oct. 13, 2021 USD ($)	Sep. 30, 2021 USD ($)	Jun. 25, 2021 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 shares	Aug. 06, 2019 USD ($)
Related Party Transaction [Line Items]
Common stock, outstanding (in shares) | shares					3,370,388				3,370,388
Administrative Support Agreement | Affiliated Entity
Related Party Transaction [Line Items]
Monthly administrative services			$ 5,000
Administrative fees forfeited							$ 55,000
Due to related parties					$ 0				$ 50,000
Advances - Related Party | Affiliated Entity
Related Party Transaction [Line Items]
Due to related parties					16,458				16,458
Proceeds from advances		$ 41,458
Advances - Related Party | Subsequent Event | Affiliated Entity
Related Party Transaction [Line Items]
Repayment of advances	$ 16,458
August 2019 Promissory Note | Affiliated Entity
Related Party Transaction [Line Items]
Notes payable					339				$ 339		$ 100,569
August 2019 Promissory Note | Subsequent Event | Affiliated Entity
Related Party Transaction [Line Items]
Repayment of notes payable	339
June 2021 Promissory Note | Affiliated Entity
Related Party Transaction [Line Items]
Notes payable					400,000			$ 400,000
June 2021 Promissory Note | Subsequent Event | Affiliated Entity
Related Party Transaction [Line Items]
Repayment of notes payable	400,000
October 2021 Promissory Note | Affiliated Entity
Related Party Transaction [Line Items]
Notes payable					$ 400,000	$ 400,000
October 2021 Promissory Note | Subsequent Event | Affiliated Entity
Related Party Transaction [Line Items]
Repayment of notes payable	$ 400,000
Founders
Related Party Transaction [Line Items]
Purchased shares (in shares) | shares				2,875,000
Aggregate price				$ 25,000
Stock dividend (in shares) | shares			0.2
Aggregate of founder shares (in shares) | shares			3,450,000
Shares subject to forfeiture (in shares) | shares				199,612
Shares no longer subject to forfeiture (in shares) | shares				250,388
Shares forfeited (in shares) | shares				199,612
Common stock, outstanding (in shares) | shares										3,250,388
Percent of shares restricted for one year				50.00%
Share restriction terms, minimum closing price of common stock (in usd per share) | $ / shares				$ 12.50
Share restriction terms, threshold trading days | day				20
Share restriction terms, threshold consecutive trading days				30 days
Percent of shares restricted for one year, or less in event of liquidation				50.00%